Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Year ended December 31,
	2020	2019
Intangibles - beginning of period	$24,380	$24,185
Additions	62	195
Amortization	(52)	—
Intangibles - end of period	24,390	24,380
Gross carrying value	24,442	24,380
Accumulated amortization and impairment	$(52)	$—